Segment Information (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Information [Abstract]
Number of operating segments	3	3
Number of geographical segment	1
Percentage of total revenue from medicinal cannabis	100.00%